OTHER INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
OTHER INFORMATION

12.	OTHER INFORMATION

COVID-19

On March 11, 2020, the World Health Organization upgraded the public health emergency caused by the outbreak of the coronavirus (COVID-19) to an international pandemic. The rapid evolution of events, on a national and international scale, led to an unprecedented health crisis, which will have a direct impact on the social and macroeconomic environment and on the evolution of business. To address this situation, each of the countries in which the Group operates has established preventive health measures to mitigate the risk of contagion.

Regarding the online operations, the lack of sporting events from March 2020 to mid-June 2020 led to a decrease in online sports betting revenues in all business units, which were only partially offset by an increase in online casino wagering revenues.

As a result of the above, the Group’s Directors have implemented a contingency plan in order to maintain its liquidity position and support the business continuity. Among many others, the main measures being implemented are as follows:

●	Cross-promotions with the intention of switching betting customers to casino in order to diversify risk in the face of a potential cancellation of sports events.

●	Reducing marketing activities.

●	Optimization of marketing channels in search of efficiency in the generation of new customers.

●	Reduction and monitoring of all expenses, eliminating non-essential ones.

●	Intensive cash management to invest what is available without generating additional financing.

Codere Online Business [Member]
Reserve Quantities [Line Items]
OTHER INFORMATION

17.	OTHER INFORMATION

COVID-19

On March 11, 2020, the World Health Organization upgraded the public health emergency caused by the outbreak of the coronavirus (COVID-19) to an international pandemic. The rapid evolution of events, on a national and international scale, led to an unprecedented health crisis, which will have a direct impact on the social and macroeconomic environment and on the evolution of business. To address this situation, each of the countries in which the Group operates has established preventive health measures to mitigate the risk of contagion.

Regarding the online operations, the lack of sporting events from March 2020 to mid-June 2020 led to a decrease in online sports betting revenues in all business units, which were only partially offset by an increase in online casino wagering revenues.

This situation has led to significant reduction on the investment hence in the growth of the online business caused by lack of expected liquidity both in the online division but mainly in the corporation which was the provider of the investment funding for the business unit due to the closing of the physical business. Because of this slow down on the investment and growth, and understanding there is a time-to-market opportunity in some of the countries in which we are operating, such as Mexico, we decided to look for external resources such as the transaction agreement entered into subsequent to year-end (see Note 3 m).

As a result of the above, the Group’s Directors have implemented a contingency plan in order to maintain its liquidity position and support the business continuity. Among many others, the main measures being implemented are as follows:

●	Cross-promotions with the intention of switching betting customers to casino in order to diversify risk in the face of a potential cancellation of sports events.

●	Reducing marketing activities.

●	Optimization of marketing channels in search of efficiency in the generation of new customers.

●	Reduction and monitoring of all expenses, eliminating non-essential ones.

●	Intensive cash management to invest what is available without generating additional financing.